Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares shares authorized	400,000,000	400,000,000
Ordinary shares shares issued	36,058,102	30,371,435
Ordinary shares shares outstanding	36,058,102	30,371,435
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares shares authorized	100,000,000	100,000,000
Ordinary shares shares issued	49,628,565	49,628,565
Ordinary shares shares outstanding	49,628,565	49,628,565
Previously Reported
Ordinary shares, par value (in Dollars per share)		$ 0.00005	$ 0.00005
Ordinary shares shares authorized		746,578,037	746,578,037
Ordinary shares shares issued		225,000,000	225,000,000
Ordinary shares shares outstanding		225,000,000	225,000,000
Convertible preferred shares par value (in Dollars per share)		$ 0.00005	$ 0.00005
Previously Reported | Series A preferred shares
Convertible Preferred shares authorized		45,614,646	45,614,646
Convertible Preferred shares issued		45,614,646	45,614,646
Convertible Preferred shares outstanding		45,614,646	45,614,646
Previously Reported | Limited Series A preferred shares
Convertible Preferred shares authorized		27,053,437	27,053,437
Convertible Preferred shares issued		27,053,437	27,053,437
Convertible Preferred shares outstanding		27,053,437	27,053,437
Previously Reported | Series B Preferred Stock [Member]
Convertible Preferred shares authorized		121,000,531	121,000,531
Convertible Preferred shares issued		121,000,531	121,000,531
Convertible Preferred shares outstanding		121,000,531	121,000,531